PROPERTY, PLANT AND EQUIPMENT - Sensitivity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in Property Plant And Equipment [Line Items]
Change in fair value	$ 1,971	$ 4,558
25 bps increase | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(1,160)	(1,050)
25 bps increase | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(250)	(240)
25 bps decrease | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	1,270	1,130
25 bps decrease | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	260	260
Impact Of 5% Increase | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	1,310	1,360
Impact Of 5% Decrease | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(1,310)	(1,360)
North America | 25 bps increase | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(870)	(770)
North America | 25 bps increase | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(210)	(210)
North America | 25 bps decrease | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	940	840
North America | 25 bps decrease | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	220	230
North America | Impact Of 5% Increase | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	820	800
North America | Impact Of 5% Decrease | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(820)	(800)
Colombia | 25 bps increase | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(190)	(180)
Colombia | 25 bps increase | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(40)	(30)
Colombia | 25 bps decrease | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	250	190
Colombia | 25 bps decrease | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	40	30
Colombia | Impact Of 5% Increase | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	400	440
Colombia | Impact Of 5% Decrease | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(400)	(440)
Brazil | 25 bps increase | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(90)	(80)
Brazil | 25 bps increase | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	0	0
Brazil | 25 bps decrease | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	70	80
Brazil | 25 bps decrease | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	0	0
Brazil | Impact Of 5% Increase | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	80	100
Brazil | Impact Of 5% Decrease | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(80)	(100)
Europe | 25 bps increase | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(10)	(20)
Europe | 25 bps increase | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	0	0
Europe | 25 bps decrease | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	10	20
Europe | 25 bps decrease | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	0	0
Europe | Impact Of 5% Increase | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	10	20
Europe | Impact Of 5% Decrease | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	$ (10)	$ (20)
Concession asset | Brazil
Changes in Property Plant And Equipment [Line Items]
One time lease renewal term	30 years
Estimated service lives	32 years	33 years